Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 19.6	$ 1.4
Goodwill	$ 140.3	$ 6.3